Restructuring (Tables)	12 Months Ended
Dec. 31, 2018
2017 Restructuring
Restructuring Cost and Reserve [Line Items]
Summary of Cash Components of Restructuring Activity
The following table summarizes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Consulting Costs	Total
Costs incurred in 2017	$6,174	$4,583	$10,757
Foreign currency translation adjustment	48	2	50
Liability at December 31, 2017	6,222	4,585	10,807
Additional costs in 2018	6,468	5,554	12,022
Release of excess accrual	(1,837)	(129)	(1,966)
Payments	(6,892)	(7,149)	(14,041)
Foreign currency translation adjustment	(141)	(17)	(158)
Liability at December 31, 2018	$3,820	$2,844	$6,664

2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Costs Related to the Restructuring Program
Cumulative costs for this program were as follows:

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Asset Impairments & Disposals	Total
Cost of sales	$1,222	$205	$43	$10,490	$11,960
General and administrative, restructuring, integration and other, net	17,998	6,960	8,272	22,963	56,193
Other income (expense), net	—	—	—	10,946	10,946
Total 2016 costs	19,220	7,165	8,315	44,399	79,099
Cost of sales	1,141	—	238	—	1,379
General and administrative, restructuring, integration and other, net	8,399	350	9,612	—	18,361
Total 2017 costs	9,540	350	9,850	—	19,740
General and administrative, restructuring, integration and other, net	(343)	(838)	(546)	—	(1,727)
Total 2018 releases	(343)	(838)	(546)	—	(1,727)
Total cumulative costs	$28,417	$6,677	$17,619	$44,399	$97,112

Summary of Cash Components of Restructuring Activity
The following table summarizes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Liability at December 31, 2016	$18,480	$7,882	$5,943	$32,305
Additional costs in 2017	13,357	1,798	9,883	25,038
Release of excess accrual	(3,083)	(1,448)	(30)	(4,561)
Payments	(25,586)	(7,478)	(14,887)	(47,951)
Facility deferred rent reclassified to restructuring liability	—	241	—	241
Foreign currency translation adjustment	1,126	57	157	1,340
Liability at December 31, 2017	4,294	1,052	1,066	6,412
Release of excess accrual	(343)	(838)	(546)	(1,727)
Payments	(3,648)	(214)	(494)	(4,356)
Foreign currency translation adjustment	(48)	—	(26)	(74)
Liability at December 31, 2018	$255	$—	$—	$255